CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (including cash of VIEs of RMB630 and RMB294 as of December 31, 2016 and 2017, respectively)	¥ 686,691	¥ 810,672
Time deposits	432,536	416,724
Accounts receivable, net of allowance for doubtful accounts	216,700	97,374
Amounts due from a related party	231
Prepaid expenses and other current assets	156,360	126,088
Total current assets	1,492,518	1,450,858
Time deposits	505	58,667
Accounts receivable, net of allowance for doubtful accounts	14,582	1,176
Property and equipment, net (including property and equipment, net of VIEs of RMB3 and nil as of December 31, 2016 and 2017, respectively)	519,691	437,337
Goodwill	3,365	3,365
Long term investments, including investment measured at fair value of RMB15,000 and RMB24,750 as of December 31, 2016 and 2017 (including long term investments of VIEs of RMB35,000 and RMB71,250 as of December 31, 2016 and 2017, respectively)	101,920	41,760
Other non-current assets (including other non-current assets of VIEs of RMB716 and RMB3,564 as of December 31, 2016 and 2017, respectively)	150,064	91,849
Total assets	2,282,645	2,085,012
Current liabilities:
Accounts payable	11,351	4,502
Amounts due to a related party		79
Income taxes payable (including income taxes payable of VIEs of RMB3,729 and RMB3,052 as of December 31, 2016 and 2017, respectively)	125,971	91,240
Deferred revenue	302,163	266,061
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB176 and RMB308 as of December 31, 2016 and 2017, respectively)	184,646	117,867
Total current liabilities	624,131	479,749
Other non-current liabilities (including other non-current liabilities of VIEs of RMB267 and RMB267 as of December 31, 2016 and 2017, respectively)	4,329	7,043
Total liabilities	628,460	486,792
Commitments and contingencies
Shareholders' equity:
Treasury shares (1,574,980 and 3,330,646 Class A ordinary shares as of December 31, 2016 and 2017, respectively, at cost)	(255,103)	(93,761)
Additional paid-in capital	1,094,872	995,216
Accumulated other comprehensive income	54,122	58,204
Retained earnings	759,893	638,173
Total shareholders' equity	1,654,185	1,598,220
Total liabilities and shareholders' equity	2,282,645	2,085,012
Class A [Member]
Shareholders' equity:
Ordinary shares	327	302
Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 74	¥ 86